Environmental rehabilitation obligation and other provisions - Schedule of environmental rehabilitation obligation activity (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Balance at beginning of the year	R 8,263	[1]	R 8,634	[1]	R 8,715
Interest charge	611		615		684
Utilisation of environmental rehabilitation obligation	(236)		(236)		(97)
Change in estimates charged to profit or loss	(183)		(178)		(375)
Change in estimates capitalised	(85)		(638)		(318)
Environmental rehabilitation obligation on acquisition of subsidiaries	97		0		0
Foreign currency translation	85		66		25
Balance at the end of the year	8,552		8,263	[1]	8,634	[1]
Environmental rehabilitation obligation and other provisions consists of:
Environmental rehabilitation obligation	8,435		8,146		8,517
Other provisions	117		117		117
Environmental rehabilitation obligation and other provisions	R 8,552		R 8,263	[1]	R 8,634	[1]

[1]	* Restated — see note 1.5